CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cash Flows from Operating Activities:
Net loss	$ (5,913,724)	$ (6,034,411)
Adjustments to reconcile net loss to net cash used by operating activities:
Stock issued for services	1,024,323	1,574,380
Stock issued for services – related party	664,542	567,855
Preferred stock compensation expense	1,175,000
Debt discount amortization	200,273	1,162,996
Loss on investment		150,000
Change in fair value of derivative		576,573
Changes in operating assets and liabilities:
Accounts payable	317,498	38,990
Accruals	240,853	35,539
Accrued compensation	333,139	161,000
Net cash used by operating activities	(2,029,096)	(1,801,078)
Cash Flows from Investing Activities:
Investment in 100Bio		(150,000)
Purchase of property and equipment	(90,871)	(150,505)
Net cash used by investing activities	(90,871)	(300,505)
Cash Flows from Financing Activities:
Proceeds from convertible notes payable	555,000	686,500
Proceeds from the sale of common stock	600,000	3,244,000
Proceeds from notes payable - related party	46,917
Repayment of related party loans	(20,000)
Proceeds from notes payable	154,000	300,000
Payments - notes payable	(57,500)	(700,000)
Net cash provided by financing activities	1,278,417	2,936,500
Net change in cash	(841,550)	834,917
Effects of currency translation	16,670
Cash at beginning of period	835,657	740
Cash at end of period	10,777	835,657
Supplemental schedule of cash flow information:
Interest paid	10,471
Income taxes
Supplemental non-cash disclosure:
Common stock issued for conversion of debt		$ 1,231,461